FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CREDIT RISK (Details)	12 Months Ended
Dec. 31, 2022 customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of single customer accounted for greater than ten percent of total accounts receivable	0
Basis period of other receivables expected loss	12 months
Top of Range [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of total accounts receivable	10.00%